Incentive Compensation Plans (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Incentive Compensation Plans [Abstract]
Stock Option Valuation Assumptions
The determination of the fair value of the options granted during the three months ended March 31, 2021 was estimated at the date of grant using a Black-Scholes option pricing model with the following assumptions:

	2021	2020
Risk-free interest rate	0.64% - 1.12%	1.57% - 1.73%
Dividend yield	—%	—%
Volatility factor of the expected market price of the Company’s common stock	41.56% - 41.62%	39.44% - 39.93%
Expected life of option	5.5 years	6.9 years

The determination of the fair value of the options was estimated at the date of grant using a Black-Scholes option pricing model with the following assumptions:

	2020	2019	2018
Risk-free interest rate	0.4% - 1.6%	1.7% - 2.6%	2.7% - 3.1%
Dividend yield	0.0%	0.0%	0.0%
Volatility factor of the expected market price of the Company’s common stock	39% - 45%	38% - 40%	34% - 42%
Expected life of option	6.9 years	6.9 years	7.1 years

Share-based Compensation Expense
The Company included stock compensation expense related to all of the Company’s stock option awards in various expense categories for the for the three months ended March 31, 2021 and 2020, as follows:

	2021	2020
Cost of subscription, transaction and other revenue	$443	$33
Research and development	1,223	100
Sales and marketing	1,333	74
General and administrative	5,827	274
	$8,826	$481

The Company included stock compensation expense related to all of the Company’s stock option awards in various expense categories for the years ended December 31, 2020, 2019 and 2018 as follows:

	2020	2019	2018
Cost of subscription, transaction and other revenue	$263	$133	$114
Research and development	697	384	239
Sales and marketing	465	296	347
General and administrative	1,638	1,301	1,096
	$3,063	$2,114	$1,796